DEFERRED REVENUE	9 Months Ended
Sep. 30, 2023
Jet Ai Inc [Member]
Restructuring Cost and Reserve [Line Items]
DEFERRED REVENUE

NOTE 9 – DEFERRED REVENUE

Changes in deferred revenue for the nine months ended September 30, 2023 were as follows:

Deferred revenue as of December 31, 2022	$933,361
Amounts deferred during the period	2,507,806
Revenue recognized from amounts included in the deferred revenue beginning balance	(592,171)
Revenue from current period sales	(1,416,870)
Deferred revenue as of September 30, 2023	$1,432,126